INVENTORIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Merchandise in stores [Member] CNY	Dec. 31, 2013 Merchandise in stores [Member] CNY	Dec. 31, 2014 Merchandise in warehouses [Member] CNY	Dec. 31, 2013 Merchandise in warehouses [Member] CNY
Inventory [Line Items]
Inventories	$ 88,050	546,312	551,783	369,756	408,216	176,556	143,567